Shareholders’ Equity	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

12. Shareholders’ equity

Ordinary shares

The Company was incorporated as an exempted company with limited liability under the laws of the Cayman Islands on July 13, 2023. The authorized share capital of the Company was US$50,000 divided into 50,000 ordinary shares with a par value of US$1.00 each at the date of incorporation. During July and September 2023, the Group performed a series of Group Reorganization (detailed in Note 1) and 1,000 issued and outstanding ordinary shares.

On January 26, 2024, the Company effected a 4,000-for-1 share split of the Company’s ordinary shares. On February 8, 2024, the Company further effected a 5-for-1 share split of the Company’s ordinary shares. Unless indicated or the context otherwise requires, all per share amounts and numbers of ordinary shares in this report have been retrospectively adjusted for the share split, as if such share split occurred on the first day of the years presented.

On January 15, 2025, the Company entered into Securities Purchase Agreements with several investors, pursuant to which the Company agreed to issue and sell, in a best effort offering, a total of 25,000,000 ordinary shares of par value $0.00005 per share at the price of $0.40 per ordinary share for gross proceeds of $10,000,000. The securities purchase agreements contain customary representations and warranties and agreements of the Company and the Purchasers and customary indemnification rights and obligations of the parties. The Offering closed on January 17, 2025.

On June 6, 2025, the Company registered 7,000,000 ordinary shares, US$ 0.00005 par value per share foe equity incentive plan of which 5,000,000 ordinary shares issued to Mr. Shek Kin Pong, the Controlling Shareholder of the Company, and 2,000,000 ordinary shares issued to two consultants on June 23, 2025.

On August 7, 2025, we undertook a share reclassification approved by our existing shareholders and board of directors to establish a dual-class share capital structure. As a result, our authorized share capital of US$50,000, previously divided into 1,000,000,000 ordinary shares of par value US$0.00005 each, was redesignated into 900,000,000 Class A Ordinary Shares and 100,000,000 Class B Ordinary Shares.

On September 9, 2025, the Company entered into the 2025 September SPA with several investors pursuant to which the Company agreed to issue and sell a total of 100,000,000 Class A Ordinary Shares at the price of $0.04 per Class A Ordinary Share for gross proceeds of $4,000,000. The Offering was closed on September 19, 2025.

Subsequent to March 6, 2026, the Company’s authorized share capital was adjusted to 20,000,000 shares, consisting of 18,000,000 Class A ordinary shares and 2,000,000 Class B ordinary shares, with a par value of $0.0025 per share based on the reverse stock split.